SEGMENT INFORMATION (Schedule of Reportable Operating Segments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues		$ 50,391		$ 47,103		$ 64,975
Cost of revenue	[1]	19,527		18,265		32,078
Gross profit	[1]	30,864		28,838		32,897
Operating expenses		23,057	[1]	20,301	[2]	19,029	[3]
Depreciation and amortization		2,327		2,308		1,551
Secondary offering expenses				393
Share-based compensation expense		1,633		852		1,109
IPO related bonus						1,000
Operating Income		6,174		7,292		11,759
Financial income - net		471		499		(531)
INCOME (LOSS) BEFORE TAXES ON INCOME		6,645		7,791		11,228
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues		62,634		61,456		80,611
Cost of revenue	[1]	31,192		32,040		47,059
Gross profit	[1]	31,442		29,416		33,552
Operating expenses		23,060	[1]	20,304	[2]	19,029	[3]
Depreciation and amortization		2,327		2,308		1,551
Intersegment Eliminations [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	[4]	(12,243)	[1]	(14,353)		(15,636)
Cost of revenue	[1],[4]	(11,665)		(13,775)		(14,981)
Gross profit	[1],[4]	(578)		(578)		(655)
Operating expenses	[4]	(3)	[1]	(3)	[2]
Nutrition [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues		54,163		55,815		76,167
Cost of revenue	[1]	29,686		30,605		45,804
Gross profit	[1]	24,477		25,210		30,363
Operating expenses		12,704	[1]	13,347	[2]	13,009	[3]
Depreciation and amortization		2,127		2,112		1,415
Adjusted EBITDA		13,900		13,975		18,769
VAYA Pharma [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues		8,471		5,641		4,444
Cost of revenue	[1]	1,506		1,435		1,255
Gross profit	[1]	6,965		4,206		3,189
Operating expenses		10,356	[1]	6,957	[2]	6,020	[3]
Depreciation and amortization		200		196		136
Adjusted EBITDA		$ (3,191)		$ (2,555)		$ (2,695)

[1]	Including depreciation and amortization but excluding share based compensation expense.
[2]	Including depreciation and amortization, but excluding share-based compensation and Secondary offering expenses.
[3]	Including depreciation and amortization but excluding share based compensation expense and IPO related bonus.
[4]	Representing the change from proportionate consolidation to the equity method of accounting.